SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 384,104	$ 768,208
2026	721,131	721,131
2027	739,152	739,152
2028	756,907	756,907
2029	773,719	773,719
Thereafter	1,726,996	1,726,996
Total Lease Payments	5,102,009	5,486,113
Less Interest	(1,639,454)	(1,881,928)
Total Lease Liabilities	3,462,555	3,604,185
Less: Current Portion	(377,910)	(367,125)	$ (299,244)
Long-Term Liabilities	$ 3,084,645	$ 3,237,060	$ 2,442,519